Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment loss	$ 102,155
Percentage of goodwill	100.00%	100.00%
Opening balances of contract assets	$ 513,199
Closing balances of contract assets	1,461,412
Opening balances of deferred contract costs	376,138
Closing balances of deferred contract costs	714,127	$ 376,138
Opening balances of contract liabilities	326,912
Closing balances of contract liabilities	587,140
Revenue recognized contract liabilities beginning balance	$ 241,435
Percentage of value added tax	6.00%
Expenses	$ 16,771,118	$ 6,180,287	$ 6,662,389
Tax examination, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the consolidated statements of comprehensive income in the period incurred. All of the tax returns of the Company’s subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing through year 2026, and the examination period was extended to 10 years for entities qualified as High and New Technology Enterprises (“HNTEs”) in 2018 and thereafter.
Functional currency, description	The RMB depreciated by 2.9% in fiscal 2020, appreciated by 8.6% in fiscal 2021, and depreciated by 3.7% in fiscal 2022, respectively.
Total revenues percentage			21.50%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	20.60%	19.10%
Total revenues percentage	30.20%	23.20%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	12.20%	11.90%
Total revenues percentage	9.30%	16.30%
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	2	1
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	2
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	$ 14,787,554	$ 9,705,412
Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	2,034,692	784,069
Australia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	6,800	11,477
Hong Kong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	1,195,402	13,965,404
Malaysia [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	76,799	65,490
India [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	4,007	1,833
Japan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	75,322	191,584
America [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	124,583	14,113
Philippines [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	91,828
Customer Contracts [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Closing balances of deferred contract costs	714,127
PRC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents on deposit	$ 14,787,554	$ 9,705,412